Income Taxes Recognized During Period (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes before restructuring and other items	$ 10,979	$ 9,196	$ 31,669	$ 29,534
Tax impact of restructuring and other items	(509)		(1,020)
Provision for income taxes after restructuring and other items	$ 10,470	$ 9,196	$ 30,649	$ 29,534